Employee Benefits - Schedule of Composition of Employee Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Presented under current liabilities - other payables:
Short-term employee benefits	$ 9,918	$ 11,252
Total	9,918	11,252
Presented under non-current liabilities - employee benefits:
Long-term employee benefits		289
Recognized liability for defined benefit plan, net	4,700	2,484
Total	$ 4,700	$ 2,773